Share-Based Compensation - Options Valuation Assumptions (Details)	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	3 years
Expected dividend yield	0.00%
Share options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Risk-free interest rate, minimum	0.62%
Risk-free interest rate, maximum	1.14%
Expected volatility, minimum	80.05%
Expected volatility, maximum	84.35%
Expected dividend yield	0.00%
Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	5 years 3 months 7 days
Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	6 years 29 days